OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER OPERATING INCOME

	2021	2022	2023
	S$	S$	S$
Government grants:
Jobs Support Scheme	4,880	-	-
Wage Subsidy Program	7,385	3,099	-
Enterprise Development Grant	10,400	8,640	-
Jobs Growth Incentive	3,750	5,550	-
Hiring Incentive and Training Programme	7,709	9,077	3,459
Startup SG Tech - Proof-of-concept grant	-	84,091	-
Others	3,080	2,880	4,112

Research income	113,841	363,912	507,736
Interest income	3,369	2,097	285,719
Others	196	6,028	2,878
Total	154,610	485,374	803,904